Taxation (Details) - Schedule of net operating loss carryforwards - PRC [Member]	Dec. 31, 2022 USD ($)
Schedule of net operating loss carryforwards from PRC will expire [Abstract]
2023	$ 322,766
2024	897,460
2025	380,244
2026	407,436
2027	913,779
Thereafter	21,417,987
Total	$ 24,339,672